Derivatives - Schedule of Derivative Financial Instruments Portfolio by Type of Instrument (Detail) - BRL (R$)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
B3		R$ 17,778,000,000
Derivative financial instruments [member] | Financial institutions [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	R$ 4,861,000,000	5,140,000,000
Futures [Member]
Disclosure of detailed information about financial instruments [line items]
B3	857,781,000,000	781,453,000,000
Futures [Member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
B3	857,781,000,000	781,453,000,000
Futures [Member] | Derivative financial instruments [member] | B3 [member]
Disclosure of detailed information about financial instruments [line items]
B3	857,781,000,000	781,453,000,000
Swap [member]
Disclosure of detailed information about financial instruments [line items]
B3	1,338,457,000,000	1,442,449,000,000
Swap [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
B3	1,338,457,000,000	1,442,449,000,000
Swap [member] | Derivative financial instruments [member] | B3 [member]
Disclosure of detailed information about financial instruments [line items]
B3	817,629,000,000	835,744,000,000
Swap [member] | Derivative financial instruments [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	520,828,000,000	606,705,000,000
Swap [member] | Derivative financial instruments [member] | Financial institutions [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	413,651,000,000	531,303,000,000
Swap [member] | Derivative financial instruments [member] | Companies [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	103,758,000,000	69,337,000,000
Swap [member] | Derivative financial instruments [member] | Individuals [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	3,419,000,000	6,065,000,000
Option contract [member]
Disclosure of detailed information about financial instruments [line items]
B3	1,621,736,000,000	1,738,849,000,000
Option contract [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
B3	1,621,736,000,000	1,738,849,000,000
Option contract [member] | Derivative financial instruments [member] | B3 [member]
Disclosure of detailed information about financial instruments [line items]
B3	1,530,730,000,000	1,617,643,000,000
Option contract [member] | Derivative financial instruments [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	91,006,000,000	121,206,000,000
Option contract [member] | Derivative financial instruments [member] | Financial institutions [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	57,540,000,000	84,865,000,000
Option contract [member] | Derivative financial instruments [member] | Companies [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	32,415,000,000	35,021,000,000
Option contract [member] | Derivative financial instruments [member] | Individuals [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	1,051,000,000	1,320,000,000
Forward [member]
Disclosure of detailed information about financial instruments [line items]
B3	26,129,000,000	23,989,000,000
Forward [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
B3	26,129,000,000	23,989,000,000
Forward [member] | Derivative financial instruments [member] | B3 [member]
Disclosure of detailed information about financial instruments [line items]
B3	25,368,000,000	23,097,000,000
Forward [member] | Derivative financial instruments [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	761,000,000	892,000,000
Forward [member] | Derivative financial instruments [member] | Financial institutions [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	761,000,000	892,000,000
Credit derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
B3	21,556,000,000	20,060,000,000
Credit derivatives [Member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
B3	21,556,000,000	20,060,000,000
Credit derivatives [Member] | Derivative financial instruments [member] | B3 [member]
Disclosure of detailed information about financial instruments [line items]
B3	7,535,000,000	3,743,000,000
Credit derivatives [Member] | Derivative financial instruments [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	14,021,000,000	16,317,000,000
Credit derivatives [Member] | Derivative financial instruments [member] | Financial institutions [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	14,021,000,000	16,317,000,000
NDF [Member]
Disclosure of detailed information about financial instruments [line items]
B3	278,531,000,000	313,463,000,000
NDF [Member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
B3	278,531,000,000	313,463,000,000
NDF [Member] | Derivative financial instruments [member] | B3 [member]
Disclosure of detailed information about financial instruments [line items]
B3	65,035,000,000	67,887,000,000
NDF [Member] | Derivative financial instruments [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	213,496,000,000	245,576,000,000
NDF [Member] | Derivative financial instruments [member] | Financial institutions [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	76,415,000,000	124,124,000,000
NDF [Member] | Derivative financial instruments [member] | Companies [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	136,270,000,000	120,476,000,000
NDF [Member] | Derivative financial instruments [member] | Individuals [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	811,000,000	976,000,000
Target flow of swap [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
B3	6,064,000,000	6,413,000,000
Target flow of swap [member] | Derivative financial instruments [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	6,064,000,000	6,413,000,000
Target flow of swap [member] | Derivative financial instruments [member] | Companies [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	1,200,000,000	1,273,000,000
Other derivative financial instruments [Member]
Disclosure of detailed information about financial instruments [line items]
B3	6,064,000,000	R$ 6,413,000,000
Other derivative financial instruments [Member] | Derivative financial instruments [member] | Individuals [member] | Over-the-counter market [member]
Disclosure of detailed information about financial instruments [line items]
B3	R$ 3,000,000